Share-based Payment - Summary of Assumptions Used to Determine Fair Value of Options Granted (Details) - Stock Option Plan - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price		$ 25.41
Exercise price		$ 25.41
Risk-free interest		0.94%
Risk-free interest	3.10%
Risk-free interest	3.60%
Expected life (years)	3 years 7 months 9 days	4 years 3 months 14 days
Expected volatility		82.73%
Expected volatility	94.38%
Expected volatility	106.70%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price	$ 1.55
Exercise price	1.55
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price	1.64
Exercise price	$ 1.64